Financing Arrangements (Summary of the Contractual Maturities of Debt Including Current Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2021	$ 298
2022	297
2023	247
2024	297
2025	347
Thereafter	3,871
Long-term debt, including current maturities	$ 5,357	$ 4,699